PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Crude oil and natural gas properties
Crude oil and natural gas properties, cost	$ 7,758,278	$ 7,214,993
Crude oil and natural gas properties, accumulated depreciation, and impairment	(6,246,596)	(5,892,089)
Crude oil and natural gas properties, net book value	1,511,682	1,322,904
Other capital assets
Other capital assets, cost	102,131	99,283
Other capital assets, accumulated depletion, depreciation, and impairment	(92,585)	(88,598)
Other capital assets, net book value	9,546	10,685
Property, plant and equipment
Total PP&E, cost	7,860,409	7,314,276
Total PP&E, accumulated depletion, depreciation, and impairment	(6,339,181)	(5,980,687)
Property, plant and equipment	$ 1,521,228	$ 1,333,589	$ 1,267,392